Commitments and Contingencies - Contingencies (Details) - Zentrick N V $ in Millions	Sep. 30, 2021 USD ($)
Loss Contingencies [Line Items]
Technical milestone and revenue target	$ 2.8
Minimum
Loss Contingencies [Line Items]
Estimate of possible payment	2.8
Maximum
Loss Contingencies [Line Items]
Estimate of possible payment	$ 5.5